Document and Entity Information Document			3 Months Ended
	Apr. 22, 2022	Apr. 28, 2021	Mar. 31, 2022
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	DUKE REALTY CORPORATION
Entity Tax Identification Number	35-1740409
Entity Incorporation, State or Country Code	IN
Entity File Number	1-9044
Document Period End Date	Apr. 22, 2022
Title of 12(g) Security	Common Stock, par value $0.01 per share
Entity Address, Address Line One	8711 River Crossing Blvd.
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	(317)
Local Phone Number	808-6000
Entity Central Index Key	0000783280
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date			--12-31
Duke Realty Limited Partnership [Member]
Entity Information [Line Items]
Entity Registrant Name	DUKE REALTY LIMITED PARTNERSHIP
Entity Tax Identification Number		35-1898425
Entity Incorporation, State or Country Code	IN
Entity File Number	0-20625
Current Fiscal Year End Date			--12-31